Trade Accounts Receivable - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade Accounts Receivable [Abstract]
Account receivable for passenger charger fees	$ 644,142,000	$ 414,655,000	$ 170,541,000
Allowances for doubtful accounts in customer balances	12,412,000	9,876,000	110,442,000
Allowances for doubtful accounts in arrears of payments	19,115,000	20,747,000	25,973,000
Allowances for doubtful accounts at reversal of bad debt	11,100,000	14,884,000	24,891,000
Allowances for doubtful accounts of writeOff	$ 0	$ 105,236,000	$ 9,905,000